Loss And Loss Adjustment Expense Reserves Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Insurance Reserves [Line Items]
Prior years reserve development	$ 45.1	$ 22.0	$ (242.0)
Accident Year 2011
Insurance Reserves [Line Items]
Unfavorable development in loss and loss adjustment expense reserves	80.00%
Accident Year 2012
Insurance Reserves [Line Items]
Unfavorable development in loss and loss adjustment expense reserves	20.00%
Commercial Lines
Insurance Reserves [Line Items]
Unfavorable development in loss and loss adjustment expense reserves	55.00%
Personal Lines
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves			70.00%
Personal Lines | Agency Channel
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves			25.00%
Personal Lines | Direct Channel
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves			75.00%